Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment, net consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Computers and other hardware	$504	$504
Office, furniture, and equipment	160	167
Leasehold improvements	90	94
Vehicles and other fixed assets (excluding computers)	80	35
	834	800
Less: accumulated depreciation	(529)	(452)
Total property and equipment, net	$305	$348